Organization and Principal Activities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization And Principal Activities [Line Items]
Net loss	$ (12,743,748)	$ (22,470,495)	$ (42,388,437)
Cash outflow from operating activities	5,191,746	32,714,475	26,904,911
Cash and cash equivalents	9,599,824	12,493,135	38,692,871
Overdue balance payable to third party investors	9,400,000
VIEs
Organization And Principal Activities [Line Items]
Consolidated assets as collateral for obligations	0
Cash outflow from operating activities	841,958	8,265,834	27,938,791
Cash and cash equivalents	479,309	1,254,459
VIEs | COVID-19
Organization And Principal Activities [Line Items]
Net loss	(12,700,000)	(22,500,000)	(42,400,000)
Cash outflow from operating activities	5,200,000	$ 32,700,000	$ 26,900,000
Working capital	3,600,000
Cash and cash equivalents	$ 9,600,000
Strategic Consulting Services Agreement
Organization And Principal Activities [Line Items]
Service agreement, term	20 years
VIE's income before tax	30.00%
Technical Support Services Agreement
Organization And Principal Activities [Line Items]
Service agreement, term	10 years
VIE's income before tax	30.00%
Operating Support Services Agreement
Organization And Principal Activities [Line Items]
Service agreement, term	10 years
VIE's income before tax	40.00%